Disclosure of temporary difference, unused tax losses and unused tax credits (Details) - Rounded amount [Member] - CAD	Dec. 31, 2017	Dec. 31, 2016
Non-capital losses available for future periods [Member]
Statement [Line Items]
Temporary Differences	CAD 24,735,000	CAD 0
Net capital losses [Member]
Statement [Line Items]
Temporary Differences	355,000	0
Share issuance costs [Member]
Statement [Line Items]
Temporary Differences	12,148,000	6,101,000
Convertible debt [Member]
Statement [Line Items]
Temporary Differences	24,211,000	0
Equipment [Member]
Statement [Line Items]
Temporary Differences	CAD 513,000	CAD 1,140,000